Other Subsequent Events (Details Narrative) - USD ($)	May 19, 2025	Apr. 28, 2025	Apr. 04, 2025	Jan. 10, 2025
Other Subsequent Events
Other subsequent events description	Decrease the number of Private Placement Units to be purchased by the Sponsor if the underwriters’ over-allotment option is exercised in full from 217,641 units to 212,500 units at a price of $10.00 per unit for an aggregate purchase price of $2,125,000.	Decrease the number of Private Placement Units to be purchased by the Sponsor from 231,250 units (or 248,240 units if the underwriters’ over-allotment option is exercised in full) to 201,250 units (or 217,641 units if the over-allotment option is exercised in full) at a price of $10.00 per unit for an aggregate purchase price of $2,012,500 (or $2,176,410 if the over-allotment option is exercised in full).	Decrease the number of Private Placement Units to be purchased by the Sponsor from 280,000 units (or 302,183 units if the underwriters’ over-allotment option is exercised in full) to 231,250 units (or 248,240 units if the over-allotment option is exercised in full) at a price of $10.00 per unit for an aggregate purchase price of $2,312,500 (or $2,482,398 if the over-allotment option is exercised in full)
Debt Instrument, Periodic Payment			$ 20,000	$ 20,000